CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of total revenue

	For the years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Customer A	19,326	N/A(i)	N/A(i)
Customer B	N/A(i)	N/A(i)	35,522
Customer C	N/A(i)	27,560	39,969

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(i)	Revenue from the relevant customer was less than 10% of the Company’s total revenue for the respective year.

Schedule of total accounts receivable

	As of December 31,
	2024	2025
	US$’000	US$’000
Customer B	N/A(ii)	1,808
Customer C	N/A(ii)	1,574
Customer D	2,204	N/A(ii)

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(ii)	Accounts receivable from relevant customers was less than 10% of the Company’s total gross accounts receivable for the respective year.

Schedule of total purchases

	For the years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Supplier A	20,470	13,241	20,434
Supplier B	21,433	N/A(iii)	N/A(iii)
Supplier C	19,430	N/A(iii)	N/A(iii)
Supplier D	N/A(iii)	22,321	N/A(iii)
Supplier E	N/A(iii)	14,167	44,971
Supplier F	N/A(iii)	N/A(iii)	29,260

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(iii)	Purchase from relevant suppliers was less than 10% of the Company’s total purchase for the respective year.

Schedule of total accounts payable

	As of December 31,
	2024	2025
	US$’000	US$’000
Supplier D	3,370	N/A(iv)
Supplier E	1,726	2,466
Supplier F	N/A(iv)	1,866

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(iv)	Accounts payable from relevant suppliers was less than 10% of the Company’s total accounts payable for the respective year.